As filed electronically with the Securities and Exchange Commission on
                                January 29, 1999
                               (File No. 2-17613)


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                  Post-Effective Amendment No.    105     [ X ]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. [ X ]


                                    IVY FUND
               (Exact Name of Registrant as Specified in Charter)

                           Via Mizner Financial Plaza
                      700 South Federal Highway - Suite 300
                            Boca Raton, Florida 33432
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (800) 777-6472

                                C. William Ferris
                      Mackenzie Investment Management Inc.
                           Via Mizner Financial Plaza
                      700 South Federal Highway - Suite 300
                            Boca Raton, Florida 33432
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Joseph R. Fleming, Esq.
                             Dechert Price & Rhoads
                   Ten Post Office Square, South - Suite 1230
                                Boston, MA 02109


[ X ]    It is proposed that this post-effective amendment will become effective on April 1, 1999 pursuant to paragraph (a)(1) of Rule 485.

[ X ]    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.







THIS POST-EFFECTIVE AMENDMENT NO. 105 IS BEING FILED IN ORDER TO DESIGNATE A NEW EFFECTIVE DATE FOR THE REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 104, WHICH RELATES TO IVY INTERNATIONAL STRATEGIC BOND FUND AND WAS FILED ON DECEMBER 7, 1998 (AND WHICH HAS NOT YET BECOME EFFECTIVE). THE TWO PROSPECTUSES AND TWO STATEMENTS OF ADDITIONAL INFORMATION FOR IVY INTERNATIONAL STRATEGIC BOND FUND THAT ARE INCORPORATED BY REFERENCE INTO THIS POST-EFFECTIVE AMENDMENT NO. 105 ARE TO BE USED CONCURRENTLY WITH AND SEPARATELY FROM THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR IVY MONEY MARKET FUND, IVY ASIA PACIFIC FUND, IVY BOND FUND, IVY CANADA FUND, IVY CHINA REGION FUND, IVY US EMERGING GROWTH FUND, IVY GLOBAL FUND, IVY GLOBAL NATURAL RESOURCES FUND, IVY GLOBAL SCIENCE & TECHNOLOGY FUND, IVY GROWTH FUND, IVY GROWTH WITH INCOME FUND, IVY INTERNATIONAL FUND, IVY INTERNATIONAL FUND II, IVY INTERNATIONAL SMALL COMPANIES FUND, IVY SOUTH AMERICA FUND, IVY DEVELOPING NATIONS FUND, IVY PAN-EUROPE FUND, AND IVY US BLUE CHIP FUND, WHICH ARE NOT INCLUDED IN, BUT ARE ALSO INCORPORATED BY REFERENCE TO, THIS FILING.




                                    IVY FUND

                              CROSS REFERENCE SHEET

         Post-Effective Amendment No. 105 incorporates by reference the Prospectuses and Statements of Additional Information to be used with Ivy International Strategic Bond Fund, one of the nineteen series of Ivy Fund (the "Registrant"). The other eighteen series of the Registrant are described in seven separate prospectuses and statements of additional information, which are not included herewith but are incorporated by reference herein.

                           ITEMS REQUIRED BY FORM N-1A

CLASS A, B, C, AND I SHARES:

PART A:

1    COVER PAGE: Cover Page

2    SYNOPSIS: Expense Information

3    CONDENSED FINANCIAL INFORMATION: Not Applicable

4 GENERAL DESCRIPTION OF REGISTRANT: Investment Objectives and Policies; Risk Factors and Investment Techniques

5 MANAGEMENT OF THE FUND: Organization and Management of the Fund; Investment Manager; Transfer Agent; Fund Administration and Accounting

6    CAPITAL STOCK AND OTHER SECURITIES:  Performance Data; Dividends and Taxes;
     Choosing  a   Distribution   Option;   Shareholder   Inquiries;   Signature
     Guarantees; Consolidated Account Statements

7 PURCHASE OF SECURITIES BEING OFFERED: How to Buy Shares; How Your Purchase Price is Determined; How the Fund Values its Shares; Initial Sales Charge Alternative--Class A Shares; Contingent Deferred Sales Charge Alternative--Class A Shares; Qualifying for a Reduced Sales Charge; Contingent Deferred Sales Charge Alternative--Class B and Class C Shares; Automatic Investment Method; Retirement Plans

8 REDEMPTION OR REPURCHASE: How to Redeem Shares; Minimum Account Balance Requirements; Tax Identification Number; Certificates; Exchange Privilege; Systematic Withdrawal Plan

9    PENDING LEGAL PROCEEDINGS: Not Applicable



PART B:

     10   COVER PAGE: Cover Page

     11   TABLE OF CONTENTS: Table of Contents

     12   GENERAL INFORMATION AND HISTORY: Investment Objectives and Policies

     13   INVESTMENT   OBJECTIVES  AND  POLICIES:   Investment   Objectives  and
          Policies; Investment Restrictions; Additional Restrictions; Appendix A

     14 MANAGEMENT OF THE FUND: Trustees and Officers; Investment Advisory and Other Services

     15 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES: Trustees and Officers; Capitalization and Voting Rights

     16 INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisory and Other Services

     17   BROKERAGE  ALLOCATION  AND  OTHER  PRACTICES:   Brokerage  Allocation;
          Portfolio Turnover

     18 CAPITAL STOCK AND OTHER SECURITIES: Capitalization and Voting Rights; Conversion of Class B Shares

     19 PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED: Net Asset Value; Redemptions

     20   TAX STATUS: Taxation

     21   UNDERWRITERS: Investment Advisory and Other Services

     22   CALCULATION OF PERFORMANCE DATA: Performance Information

     23   FINANCIAL STATEMENTS: Financial Statements


ADVISOR CLASS SHARES:

PART A:

     1    COVER PAGE: Cover Page

     2    SYNOPSIS: Expense Information

     3    CONDENSED FINANCIAL INFORMATION: Not Applicable

     4 GENERAL DESCRIPTION OF REGISTRANT: Investment Objectives and Policies; Risk Factors and Investment Techniques

     5 MANAGEMENT OF THE FUND: Organization and Management of the Fund; Investment Manager; Transfer Agent; Fund Administration and Accounting

     6    CAPITAL STOCK AND OTHER SECURITIES:  Performance  Data;  Dividends and
          Taxes;   Choosing  a  Distribution  Option;   Shareholder   Inquiries;
          Signature Guarantees; Consolidated Account Statements

     7 PURCHASE OF SECURITIES BEING OFFERED: How to Buy Shares; How Your Purchase Price is Determined; How the Fund Values its Shares; Automatic Investment Method; Retirement Plans

     8    REDEMPTION  OR  REPURCHASE:  How to  Redeem  Shares;  Minimum  Account
          Balance  Requirements;   Tax  Identification   Number;   Certificates;
          Exchange Privilege; Systematic Withdrawal Plan

     9    PENDING LEGAL PROCEEDINGS: Not Applicable

PART B:

     10   COVER PAGE: Cover Page

     11   TABLE OF CONTENTS: Table of Contents

     12   GENERAL INFORMATION AND HISTORY: Investment Objectives and Policies

     13   INVESTMENT   OBJECTIVES  AND  POLICIES:   Investment   Objectives  and
          Policies; Investment Restrictions; Additional Restrictions; Appendix A

     14 MANAGEMENT OF THE FUND: Trustees and Officers; Investment Advisory and Other Services

     15 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES: Trustees and Officers; Capitalization and Voting Rights

     16 INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisory and Other Services

     17   BROKERAGE  ALLOCATION  AND  OTHER  PRACTICES:   Brokerage  Allocation;
          Portfolio Turnover

     18   CAPITAL STOCK AND OTHER SECURITIES: Capitalization and Voting Rights

     19 PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED: Net Asset Value; Redemptions

     20   TAX STATUS: Taxation

     21   UNDERWRITERS: Investment Advisory and Other Services

     22   CALCULATION OF PERFORMANCE DATA: Performance Information

     23   FINANCIAL STATEMENTS: Financial Statements

PARTS A and B.             PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

         The two Prospectuses and two Statements of Additional Information applicable to Classes A, B, C and I and to the Advisor Class shares of Ivy International Strategic Bond Fund, which were included in the Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange
Commission via EDGAR on December 7, 1998 pursuant to Rule 485(a) under the Securities Act of 1933, are incorporated herein by reference.








PART C.  OTHER INFORMATION

Item 24: Financial Statements and Exhibits

        (a)        Financial Statements:

                  Included in Part A: None

                  Included in Part B: Statement of Assets and Liabilities and Report of Independent Accountants to be filed by amendment.

        (b)        Exhibits:

                                   1. (a) Amended and Restated Declaration of Trust dated December 10, 1992, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                    (a)(1)    Redesignation    of
                                    Shares   of    Beneficial    Interest    and
                                    Establishment  and Designation of Additional
                                    Series and  Classes of Shares of  Beneficial
                                    Interest   (No   Par   Value)   filed   with
                                    Post-Effective    Amendment   No.   102   to
                                    Registration   Statement  No.   2-17613  and
                                    incorporated by reference herein.


                            (b) Amendment to Amended and Restated Declaration of Trust, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (c) Amendment to Amended and Restated Declaration of Trust, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (d) Establishment and Designation of Additional Series (Ivy Emerging Growth Fund), filed with Post-Effective Amendment No. 102 to
                                    Registration   Statement  No.   2-17613  and
                                    incorporated by reference herein.

                            (e) Redesignation of Shares (Ivy Growth with Income Fund--Class A) and Establishment and Designation of Additional Class (Ivy Growth with Income Fund--Class C), filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (f) Redesignation of Shares (Ivy Emerging Growth Fund--Class A, Ivy Growth Fund--Class A and Ivy International Fund--Class A), filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (g)     Establishment  and Designation of Additional
                                     Series (Ivy China Region Fund), filed with
                                    Post-Effective    Amendment   No.   102   to
                                    Registration   Statement  No.   2-17613  and
                                    incorporated by reference herein.

                            (h) Establishment and Designation of Additional Class (Ivy China Region Fund--Class B, Ivy Emerging Growth Fund--Class B, Ivy Growth Fund--Class B, Ivy Growth with Income
                                    Fund--Class   B   and   Ivy    International
                                    Fund--Class  B),  filed with  Post-Effective
                                    Amendment No. 102 to Registration  Statement
                                    No. 2-17613 and incorporated by reference herein.

                            (i) Establishment and Designation of Additional Class (Ivy International Fund--Class I), filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (j) Establishment and Designation of Series and Classes (Ivy Latin American Strategy Fund--Class A and Class B, Ivy New Century Fund--Class A and Class B), filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (k) Establishment and Designation of Series and Classes (Ivy International Bond Fund--Class A and Class B), filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (l) Establishment and Designation of Series and Classes (Ivy Bond Fund, Ivy Canada Fund, Ivy Global Fund, Ivy Short-Term US Government Securities Fund (now known as Ivy Short-Term Bond Fund) -- Class A and Class B), filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (m) Redesignation of Ivy Short-Term U.S. Government Securities Fund as Ivy Short-Term Bond Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (n)     Redesignation  of Shares  (Ivy Money  Market
                                    Fund--Class   A   and   Ivy   Money   Market
                                    Fund--Class B), filed with Post-Effective
                                    Amendment No. 84 to Registration Statement
                                    No. 2-17613 and incorporated by reference herein.

                            (o) Form of Establishment and Designation of Additional Class (Ivy Bond Fund--Class C; Ivy Canada Fund--Class C; Ivy China Region
                                   Fund--Class C; Ivy Emerging Growth Fund--Class C; Ivy Global Fund--Class C; Ivy Growth Fund--Class C; Ivy Growth with Income Fund--Class C; Ivy International Fund--Class C; Ivy Latin America Strategy Fund--Class C; Ivy International Bond Fund--Class C; Ivy Money Market Fund--Class C; Ivy New Century Fund--Class C), filed with Post-Effective Amendment No. 84 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (p) Establishment and Designation of Series and Classes (Ivy Global Science & Technology Fund--Class A, Class B, Class C and Class
                                    I), filed with Post-Effective  Amendment No.
                                    86 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (q) Establishment and designation of Series and Classes (Ivy Global Natural Resources Fund--Class A, Class B and Class C; Ivy Asia Pacific Fund--Class A, Class B and Class C; Ivy International Small Companies Fund--Class A, Class B, Class C and Class
                                    I), filed with Post-Effective  Amendment No.
                                    89 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (r) Establishment and designation of Series and Classes (Ivy Pan-Europe Fund--Class A, Class B and Class C), filed with Post-Effective Amendment No. 92 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (s) Establishment and designation of Series and Classes (Ivy International Fund II--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (t) Form of Establishment and Designation of Additional Class (Ivy Asia Pacific Fund--Advisor Class; Ivy Bond Fund--Advisor Class; Ivy Canada Fund--Advisor Class; Ivy China Region Fund--Advisor Class; Ivy Emerging Growth Fund--Advisor Class; Ivy Global Fund--Advisor Class; Ivy Global Natural Resources Fund--Advisor Class; Ivy Global Science & Technology Fund--Advisor
                                   Class;  Ivy Growth  Fund--Advisor  Class; Ivy
                                   Growth with Income  Fund--Advisor  Class; Ivy
                                   International Bond Fund--Advisor Class; Ivy International Fund II--Advisor Class; Ivy International Small Companies Fund--Advisor Class; Ivy Latin America Strategy
                                   Fund--Advisor Class; Ivy New Century Fund--Advisor Class; Ivy Pan-Europe Fund--Advisor Class), filed with Post-Effective Amendment No. 96 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (u) Redesignations of Series and Classes (Ivy Emerging Growth Fund redesignated as Ivy US Emerging Growth Fund; Ivy New Century Fund redesignated as Ivy Developing Nations Fund; and, Ivy Latin America Strategy Fund redesignated as Ivy South America Fund), filed with Post-Effective Amendment No. 97 to Registration Statement 2-17613 and incorporated by reference herein.

                            (v) Redesignation of Series and Classes and Establishment and Designation of Additional Class (Ivy International Bond Fund redesignated as Ivy High Yield Fund; Class I shares of Ivy High Yield Fund established), filed with Post-Effective Amendment No. 98 to Registration Statement 2-17613 and incorporated by reference herein.

                            (w) Establishment and designation of Series and Classes (Ivy US Blue Chip Fund--Class A, Class B, Class C, Class I and Advisor Class), filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

                            (x) Redesignation of Series and Classes (Ivy High Yield Fund redesignated as Ivy International Strategic Bond Fund) to be filed by amendment.

                   2.      By-Laws,   as  amended,   filed  with  Post-Effective
                           Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                   3.       Not Applicable

                             4. (a) Specimen  Securities  for Ivy
                                    Growth  Fund,  Ivy Growth with Income  Fund,
                                    Ivy International  Fund and Ivy Money Market
                                    Fund,  filed with  Post-Effective  Amendment
                                    No. 49 to Registration Statement No. 2-17613 and incorporated by reference herein.


                            (b)     Specimen  Security for Ivy  Emerging  Growth
                                   Fund, filed with Post-Effective Amendment
                                   No. 70 to Registration Statement No. 2-17613
                                     and incorporated by reference herein.

                            (c) Specimen Security for Ivy China Region Fund, filed with Post-Effective Amendment No. 74 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (d) Specimen Security for Ivy Latin American Strategy Fund, filed with Post-Effective Amendment No. 75 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (e) Specimen Security for Ivy New Century Fund, filed with Post-Effective Amendment No. 75 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (f)     Specimen Security for Ivy International Bond
                                      Fund, filed with Post-Effective Amendment
                                   No. 76 to Registration Statement No. 2-17613
                                    and incorporated by reference herein.

                            (g) Specimen Securities for Ivy Bond Fund, Ivy Canada Fund, Ivy Global Fund, and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 77 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                            5. (a)  Master  Business  Management
                                    and Investment  Advisory  Agreement  between
                                    Ivy  Fund  and  Ivy  Management,   Inc.  and
                                    Supplements  for Ivy Growth Fund, Ivy Growth
                                    with Income Fund, Ivy International Fund and
                                    Ivy   Money   Market   Fund,    filed   with
                                    Post-Effective    Amendment   No.   102   to
                                    Registration   Statement  No.   2-17613  and
                                    incorporated by reference herein.

                                   (b) Subadvisory Contract by and among Ivy Fund, Ivy Management, Inc. and Boston Overseas Investors, Inc., filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (c) Assignment Agreement relating to Subadvisory Contract, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (d) Business Management and Investment Advisory Agreement Supplement for Ivy Emerging Growth Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (e) Business Management and Investment Advisory Agreement Supplement for Ivy China Region Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (f) Business Management and Investment Advisory Supplement for Ivy Latin America
                                   Strategy Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (g) Business Management and Investment Advisory Agreement Supplement for Ivy New Century Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (h) Business Management and Investment Advisory Agreement Supplement for Ivy International Bond Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (i) Business Management and Investment Advisory Agreement Supplement for Ivy Bond Fund, Ivy Global Fund and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (j) Master Business Management Agreement between Ivy Fund and Ivy Management, Inc., filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (k) Supplement to Master Business Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Canada Fund), filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (l) Investment Advisory Agreement between Ivy Fund and Mackenzie Financial Corporation, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (m) Form of Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Global Science & Technology Fund), filed with Post-Effective Amendment No. 86 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (n) Form of Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Asia Pacific Fund and Ivy International Small Companies Fund), filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (o) Form of Supplement to Master Business Management Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Global Natural Resources Fund), filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (p) Form of Supplement to Investment Advisory Agreement between Ivy Fund and Mackenzie Financial Corporation (Ivy Global Natural Resources Fund), filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (q) Form of Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Pan-Europe Fund), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (r) Form of Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc.
                                    (Ivy  International  Fund  II),  filed  with
                                    Post-Effective    Amendment    No.   94   to
                                    Registration   Statement  No.   2-17613  and
                                    incorporated by reference herein.

                            (s) Addendum to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (t) Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (u) Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy US Blue Chip Fund), filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

                                   (v) Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy International Strategic Bond Fund) to be filed by amendment.

                                   6. (a) Dealer Agreement, as amended, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.


                                   (b) Amended and Restated Distribution Agreement, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (c) Addendum to Amended and Restated Distribution Agreement, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (d) Addendum to Amended and Restated Distribution Agreement (Ivy Money Market Fund--Class A and Class B), filed with Post-Effective Amendment No. 84 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (e) Form of Addendum to Amended and Restated Distribution Agreement (Class C), filed with Post-Effective Amendment No. 84 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (f) Form of Addendum to Amended and Restated Distribution Agreement (Ivy Global Science & Technology Fund--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 86 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (g) Form of Addendum to Amended and Restated Distribution Agreement (Ivy Global Natural Resources Fund--Class A, Class B and Class C; Ivy Asia Pacific Fund--Class A, Class B and Class C; Ivy International Small Companies Fund--Class A, Class B, Class C, and Class I), filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (h) Form of Addendum to Amended and Restated Distribution Agreement (Ivy Pan-Europe Fund--Class A, Class B and Class C), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (i) Form of Addendum to Amended and Restated Distribution Agreement (Ivy International Fund II--Class A, Class B, Class C and Class
                                    I), filed with Post-Effective  Amendment No.
                                    94 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (j) Form of Addendum to Amended and Restated Distribution Agreement (Advisor Class), filed with Post-Effective Amendment No. 96 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (k) Addendum to Amended and Restated Distribution Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (l) Addendum to Amended and Restated Distribution Agreement (Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (m) Addendum to Amended and Restated Distribution Agreement (Ivy US Blue Chip
                                    Fund), filed with  Post-Effective  Amendment
                                    No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

                                   (n) Addendum to Amended and Restated Distribution Agreement (Ivy International Strategic Bond Fund) to be filed by amendment.

                                   7. Not Applicable

                                   8. Custodian Agreement between Ivy Fund and Brown Brothers Harriman & Co., filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   9.   (a)   Master   Administrative   Services
                                   Agreement between Ivy Fund and Mackenzie Investment Management Inc. and Supplements for Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Money Market Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.


                                   (b) Addendum to Administrative Services Agreement Supplement for Ivy International Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (c) Administrative Services Agreement Supplement for Ivy Emerging Growth Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (c)(1) Administrative Services Agreement Supplement for Ivy Money Market Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (d) Administrative Services Agreement Supplement for Ivy China Region Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (e) Administrative Services Agreement Supplement for Class I Shares of Ivy International Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (f) Master Fund Accounting Services Agreement between Ivy Fund and Mackenzie Investment Management Inc. and Supplements for Ivy Growth Fund, Ivy Emerging Growth Fund and Ivy Money Market Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (g) Fund Accounting Services Agreement Supplement for Ivy Growth with Income Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (h) Fund Accounting Services Agreement Supplement for Ivy China Region Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (i) Transfer Agency and Shareholder Services Agreement between Ivy Fund and Ivy Management, Inc., filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (j) Addendum to Transfer Agency and Shareholder Services Agreement, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (k) Assignment Agreement relating to Transfer Agency and Shareholder Services Agreement, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (l) Administrative Services Agreement Supplement for Ivy Latin America Strategy Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (m) Administrative Services Agreement Supplement for Ivy New Century Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (n) Fund Accounting Services Agreement Supplement for Ivy Latin America Strategy Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (o) Fund Accounting Services Agreement Supplement for Ivy New Century Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (o)(1) Addendum to Transfer Agency and Shareholder Services Agreement, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (p) Administrative Services Agreement Supplement for Ivy International Bond Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (q) Fund Accounting Services Agreement Supplement for International Bond Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (r) Addendum to Transfer Agency and Shareholder Services Agreement, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (s) Addendum to Transfer Agency and Shareholder Services Agreement, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (t) Administrative Services Agreement Supplement for Ivy Bond Fund, Ivy Global Fund and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (u) Fund Accounting Services Agreement Supplement for Ivy Bond Fund, Ivy Global Fund and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (v) Form of Administrative Services Agreement Supplement (Class C) for Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy International Bond Fund, Ivy Latin America Strategy Fund, Ivy Money Market Fund and Ivy New Century Fund, filed with Post-Effective Amendment No. 84 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (w) Form of Addendum to Transfer Agency and Shareholder Services Agreement (Class C), filed with Post-Effective Amendment No. 84 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (x) Form of Administrative Services Agreement Supplement for Ivy Global Science & Technology Fund, filed with Post-Effective Amendment No. 86 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (y) Form of Fund Accounting Services Agreement Supplement for Ivy Global Science & Technology Fund, filed with Post-Effective Amendment No. 86 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (z) Form of Addendum to Transfer Agency and Shareholder Services Agreement for Ivy Global Science & Technology Fund, filed with Post-Effective Amendment No. 86 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (aa) Form of Administrative Services Agreement Supplement for Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund, filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (bb) Form of Fund Accounting Services Agreement Supplement for Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund, filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (cc) Form of Addendum to Transfer Agency and Shareholder Services Agreement for Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund, filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (dd) Form of Administrative Services Agreement Supplement for Ivy Pan-Europe Fund, filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (ee) Form of Fund Accounting Services Agreement Supplement for Ivy Pan-Europe Fund, filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (ff) Form of Addendum to Transfer Agency and Shareholder Services Agreement for Ivy Pan-Europe Fund, filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (gg) Form of Administrative Services Agreement Supplement for Ivy International Fund II, filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (hh) Form of Fund Accounting Services Agreement Supplement for Ivy International Fund II, filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (ii) Form of Addendum to Transfer Agency and Shareholder Services Agreement for Ivy International Fund II, filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (jj) Form of Administrative Services Agreement Supplement (Advisor Class) for Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Bond Fund, Ivy International Fund II, Ivy International Small Companies Fund, Ivy Latin America Strategy Fund, Ivy New Century Fund and Ivy Pan-Europe Fund, filed with Post-Effective Amendment No. 96 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (kk) Form of Addendum to Transfer Agency and Shareholder Services Agreement (Advisor Class), filed with Post-Effective Amendment No. 96 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (ll) Addendum to Administrative Services Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth
                                    Fund), filed with  Post-Effective  Amendment
                                    No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (mm) Addendum to Fund Accounting Services Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth
                                    Fund), filed with  Post-Effective  Amendment
                                    No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (nn) Addendum to Transfer Agency and Shareholder Services Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund, Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (oo) Addendum to Fund Accounting Services Agreement (Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (pp) Addendum to Administrative Services Agreement (Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (qq) Amended Addendum to Transfer Agency and Shareholder Services Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund, Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein (a corrected version of which was filed with Post-Effective Amendment No. 99).

                                   (rr) Addendum to Transfer Agency and Shareholder Services Agreement (Ivy US Blue Chip Fund), filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

                                   (ss) Addendum to Fund Accounting Services Agreement (Ivy US Blue Chip Fund), to be filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

                                   (tt) Addendum to Administrative Services Agreement (Ivy US Blue Chip Fund), filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

                                   (uu) Addendum to Transfer Agency and Shareholder Services Agreement (Ivy International Strategic Bond Fund) to be filed by amendment.

                                   (vv) Addendum to Fund Accounting Services Agreement (Ivy International Strategic Bond
                                   Fund) to be filed by amendment.

                                   (ww)  Addendum  to  Administrative   Services
                                   Agreement (Ivy  International  Strategic Bond
                                   Fund) to be filed by amendment.

                                   10. Opinion and consent of counsel with respect to Registrant's Ivy International Strategic Bond Fund to be filed by amendment.

                                   11. (a) Consent of independent accountants to be filed by amendment.

                                   (b) Report of independent accountants to be filed by amendment.

                                   12. Not applicable.

                                   13. Not applicable.

                                   14. Not applicable.

                                   15. (a) Amended and Restated Distribution Plan for Class A shares of Ivy China Region Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Emerging Growth Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.


                            (b) Distribution Plan for Class B shares of Ivy China Region Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Emerging Growth Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (c) Distribution Plan for Class C Shares of Ivy Growth with Income Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (d) Form of Rule 12b-1 Related Agreement, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (d)(1) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (e) Supplement to Distribution Plan for Ivy Fund Class B Shares, filed with Post-Effective Amendment No. 103 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (e)(1) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed with Post-Effective Amendment No. 103 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (f) Supplement to Distribution Plan for Ivy Fund Class B Shares, filed with Post-Effective Amendment No. 103 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (g) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed with Post-Effective Amendment No. 103 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (h) Supplement to Distribution Plan for Ivy Fund Class B Shares, filed with Post-Effective Amendment No. 103 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (i) Form of Supplement to Distribution Plan for Ivy Growth with Income Fund Class C Shares (Redesignation as Class D Shares), filed with Post-Effective Amendment No. 84 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (j) Form of Distribution Plan for Class C shares of Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy International Bond Fund, Ivy Latin America Strategy Fund and Ivy New Century Fund, filed with Post-Effective Amendment No. 85 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (k) Form of Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Global Science & Technology Fund), filed with Post-Effective Amendment No. 87 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (l) Form of Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy Global Science & Technology Fund), filed with Post-Effective Amendment No. 87 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (m) Form of Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy Global Science & Technology Fund), filed with Post-Effective Amendment No. 87 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (n) Form of Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund), filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (o) Form of Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund), filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (p) Form of Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund), filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (q) Form of Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Pan-Europe Fund), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (r) Form of Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy Pan-Europe
                                    Fund), filed with  Post-Effective  Amendment
                                    No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (s) Form of Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy Pan-Europe
                                    Fund), filed with  Post-Effective  Amendment
                                    No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (t) Form of Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy International Fund II), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (u) Form of Supplement to  Distribution  Plan
                                   for Ivy Fund Class B Shares (Ivy International Fund II), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (v) Form of Supplement to  Distribution  Plan
                                   for Ivy Fund Class C Shares (Ivy International Fund II), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (w) Amendment to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth
                                    Fund), filed with  Post-Effective  Amendment
                                    No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (x) Amendment to Distribution Plan for Ivy Fund Class B Shares (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (y) Amendment to Distribution Plan for Ivy Fund Class C Shares (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (z) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (aa) Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (bb) Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (cc) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy US Blue Chip Fund), filed with Post-Effective Amendment No. 101 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (dd) Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy US Blue Chip Fund), filed with Post-Effective Amendment No. 101 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (ee) Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy US Blue Chip Fund), filed with Post-Effective Amendment No. 101 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   (ff) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy International Strategic Bond
                                   Fund) to be filed by amendment.

                                   (gg) Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy International Strategic Bond Fund) to be filed by amendment.

                                   (hh) Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy International Strategic Bond Fund) to be filed by amendment.

                                   16. Schedule of Computation of Standardized Performance Quotations, filed with Post-Effective Amendment No. 103 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                   17. Not applicable.

                                   18. (a) Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 83 to Registration Statement No. 2-17613 and incorporated by reference herein.


                            (b) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 85 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (c) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 87 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (d) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (e) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 92 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (f) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (g) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 96 to Registration Statement No. 2-17613 and incorporated by reference herein.

                            (h) Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein (a corrected version of which was filed with Post-Effective Amendment No. 99).

                            (i) Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

                            (j) Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 to be filed by amendment.

25.      Not applicable.

26.      Number of Holders of Securities

Fund:                     Date          Class                    Record Holders

Ivy Asia Pacific          12/31/98      Class A                       166
Fund                                    Class B                       190
                                        Class C                       182
                                        Advisor Class                 0

Ivy Bond Fund             12/31/98      Class A                       4,419
                                        Class B                       998
                                        Class C                       148
                                        Class I                       0
                                        Advisor Class                 9

Ivy Canada Fund           12/31/98      Class A                       1,352
                                        Class B                       140
                                        Class C                       20
                                        Advisor Class                 1

Ivy China Region          12/31/98      Class A                       1,752
Fund                                    Class B                       1031
                                        Class C                       98
                                        Advisor Class                 4

Ivy Developing            12/31/98      Class A                       600
Nations Fund                            Class B                       720
(formerly Ivy New                       Class C                       284
Century Fund)                           Advisor Class                 1

Ivy Global Fund           12/31/98      Class A                       1,155
                                        Class B                       723
                                        Class C                       40
                                        Advisor Class                 1

Ivy Global Natural        12/31/98      Class A                       148
Resources Fund                          Class B                       139
                                        Class C                       11
                                        Advisor Class                 0

Ivy Global Science &      12/31/98      Class A                       930
Technology Fund                         Class B                       733
                                        Class C                       368
                                        Class I                       0
                                        Advisor Class                 1

Ivy Growth Fund           12/31/98      Class A                       25,080
                                        Class B                       356
                                        Class C                       18
                                        Advisor Class                 3

Ivy Growth with           12/31/98      Class A                       6,194
Income Fund                             Class B                       1,425
                                        Class C                       38
                                        Class D                       0
                                        Advisor Class                 1

Ivy International         12/31/98      Class A                       0
Strategic Bond Fund                     Class B                       0
                                        Class C                       0
                                        Class I                       0
                                        Advisor Class                 0

Ivy International         12/31/98      Class A                       24,766
Fund                                    Class B                       20,265
                                        Class C                       3,449
                                        Class I                       384

Ivy International         12/31/98      Class A                       1,310
Fund II                                 Class B                       2,767
                                        Class C                       915
                                        Class I                       0
                                        Advisor Class                 30

Ivy International         12/31/98      Class A                       109
Small Companies                         Class B                       109
Fund                                    Class C                       16
                                        Class I                       0
                                        Advisor Class                 0

Ivy Money Market          12/31/98      Class A                       2,188
Fund                                    Class B                       387
                                        Class C                       34

Ivy Pan-Europe            12/31/98      Class A                       146
Fund                                    Class B                       210
                                        Class C                       34
                                        Advisor Class                 7

Ivy South America         12/31/98      Class A                       290
Fund (formerly                          Class B                       162
Ivy Latin America                       Class C                       11
Strategy Fund)                          Advisor Class                 0

Ivy US Blue Chip          12/31/98      Class A                       63
Fund                                    Class B                       52
                                        Class C                       5
                                        Class I                       0
                                        Advisor Class                 1

Ivy US Emerging           12/31/98      Class A                       4,810
Growth Fund                             Class B                       3,601
(formerly Ivy                           Class C                       416
Emerging Growth Fund)                   Advisor Class                 6

27.      Indemnification

A policy of insurance covering Ivy Management, Inc. and the Registrant will insure the Registrant's trustees and officers and others against liability arising by reason of an actual or alleged breach of duty, neglect, error, misstatement, misleading statement, omission or other negligent act.

Reference is made to Article VIII of the Registrant's Amended and Restated Declaration of Trust, dated December 10, 1992, filed with Post-Effective Amendment No. 71 to Registration Statement No. 2-17613 and incorporated by reference herein.

28.      Business and Other Connections of Investment Adviser

Information Regarding Adviser and Subadviser Under Advisory Arrangements. Reference is made to the Form ADV of each of Ivy Management, Inc., the adviser to seventeen series of the Trust, Mackenzie Financial Corporation, the adviser to Ivy Canada Fund and Ivy Global Natural Resources Fund, and Northern Cross Investments Limited (the successor to Boston Overseas Investors, Inc.), the subadviser to Ivy International Fund.

The list required by this Item 28 of officers and directors of Ivy Management, Inc., Mackenzie Financial Corporation and Northern Cross Investments Limited, together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of each firm's respective Form ADV.

29.      Principal Underwriters

                  (a) Ivy Mackenzie Distribution, Inc. ("IMDI"), formerly Mackenzie Ivy Funds Distributors, Inc., Via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432, Registrant's distributor, is a subsidiary of Mackenzie Investment Management Inc. ("MIMI"), Via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432. IMDI is the successor to MIMI's distribution activities.

                  (b) The information required by this Item 29 regarding each director, officer or partner of IMDI is incorporated by reference to Schedule A of Form BD filed by IMDI pursuant to the Securities Exchange Act of 1934.

                  (c)      Not applicable

30.      Location of Accounts and Records

         The  information  required by this item is incorporated by reference to
         Item 7 of Part II of Post-Effective Amendment No. 46 to Registration Statement No. 2-17613.

31.      Not applicable

32.      Undertakings

         (a)      Not applicable

         (b)      Not applicable

         (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.





                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 105 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the twenty-ninth day of January, 1999.

                                                                       IVY FUND


                                             By:      Keith J. Carlson**
By:      JOSEPH R. FLEMING                             President
         Joseph R. Fleming, Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 105 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                                  TITLE                     DATE

MICHAEL G. LANDRY*                          Trustee and Chairman      01/29/99
                            (Chief Executive Officer)

JOHN S. ANDEREGG, JR.*                      Trustee                   01/29/99

PAUL H. BROYHILL*                           Trustee                   01/29/99

STANLEY CHANNICK*                           Trustee                   01/29/99

FRANK W. DEFRIECE, JR.*                     Trustee                   01/29/99

ROY J. GLAUBER*                             Trustee                   01/29/99

KEITH J. CARLSON**                          Trustee and President     01/29/99

JOSEPH G. ROSENTHAL*                        Trustee                   01/29/99

RICHARD N. SILVERMAN*                       Trustee                   01/29/99

J. BRENDAN SWAN*                            Trustee                   01/29/99

C. WILLIAM FERRIS*                          Treasurer (Chief          01/29/99
                                            Financial Officer)

By:      JOSEPH R. FLEMING
         Joseph R. Fleming, Attorney-in-Fact

* Executed pursuant to powers of attorney filed with Post-Effective Amendments Nos. 69, 73, 74, 84 and 89 to Registration Statement No. 2-17613.

** Executed pursuant to power of attorney filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613.


                                  EXHIBIT INDEX



Exhibits:  None